SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 06, 2026	Jan. 15, 2026	Oct. 02, 2024
Subsequent Event [Line Items]
Shares issued		500,000
shares issued par value		$ 0.000016666667	$ 5.00
Subsequent Event [Member]
Subsequent Event [Line Items]
shares issued par value	$ 0.000016666667
share capital	$ 50,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued	2,991,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued	9,000,000